Shareholder Report, Holdings (Details) - Tuttle Capital Bitcoin 0DTE Covered Call ETF	Jun. 30, 2026
US Treasury Bill 09/03/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	114.70%
iShares Bitcoin Trust Purchased Call Option 11/20/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%
iShares Bitcoin Trust Written Put Option 11/20/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(32.60%)
US Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	114.70%
Call Options Purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.43%
Put Options Written [Member]
Holdings [Line Items]
Percent of Net Asset Value	(32.60%)